Loans and other financial assets at amortized cost, and loans and receivables_Details of loans (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans other than banks [Line Items]
Total	₩ 260,819,917	₩ 251,523,301
Dicounted present value
Disclosure of loans other than banks [Line Items]
Total	(10,308)	(10,988)
Loss allowance
Disclosure of loans other than banks [Line Items]
Total	(1,778,076)	(1,770,222)
Loans in local currency | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	210,701,421	200,213,230
Loans in foreign currencies | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	15,239,032	13,147,888
Domestic banker's letter of credit | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	2,934,366	2,516,907
Credit card accounts | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	8,051,384	6,827,295
Bills bought in foreign currencies | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	7,874,457	8,197,159
Bills bought in local currency | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	22,885	334,714
Factoring receivables | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	45,851	137,523
Advances for customers on guarantees | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	13,810	23,620
Privately placed bonds | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	365,531	362,319
Securitized loans | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	1,377,072	563,152
Call loans | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	2,669,080	3,003,455
Bonds purchased under resale agreements | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	11,701,951	16,859,064
Loan origination costs and fees | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	1,037,283	510,860
Others | Gross carrying amount [Member]
Disclosure of loans other than banks [Line Items]
Total	₩ 574,178	₩ 607,325